Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

These condensed consolidated financial statements and related notes are presented in accordance with generally accepted accounting principles in the United States (“GAAP”), expressed in U.S. dollars.

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

These unaudited condensed consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with the GAAP.

These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements and notes thereto for the fiscal year ended December 28, 2019 which are included in the Company’s December 28, 2019 Form 10-K (“Fiscal 2019”), filed with the United States Securities and Exchange Commission on May 11, 2020. The Company assumes that the users of the interim financial information herein have read, or have access to, the audited consolidated financial statements for the preceding period, and that the adequacy of additional disclosure needed for a fair presentation may be determined in that context. The results of operations for the period ended September 26, 2020 are not necessarily indicative of results for the entire year end. This report is for the period June 28, 2020 to September 26, 2020 (“Q3 2020”), December 29, 2019 to September 26, 2020 (“Q3 2020 YTD”), June 30, 2019 to September 28, 2019 (“Q3 2019”) and December 30, 2018 to September 28, 2019 (“Q3 2019 YTD”). The Company uses a 4-4-5 calendar month which only has 364 days and as such an extra week would need to be added every few years. In October of 2020, the Company’s board of directors (the “Board”) approved the addition of this extra week to this year’s fiscal year end resulting in the year ending on January 2, 2021.

Liquidity

The accompanying financial statements do not include any adjustments or classifications that may result from the possible inability of the Company to continue as a going concern. The accompanying financial statements have been prepared on a basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements as of the quarter ended September 26, 2020, the Company has an accumulated deficit of $89,938 and a working capital deficit of $16,440. At September 26, 2020, we had total debt of $57,253 and $7,370 of cash on hand. We have historically met our cash needs through a combination of cash flows from operating activities, term loans, promissory notes, convertible notes, private placement offerings and sales of equity. Our cash requirements are generally for operating activities and debt repayments

The financial statements included in this quarterly report have been prepared assuming that we will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. Significant assumptions underlie this belief, including, among other things, that there will be no material adverse developments in our business, liquidity, capital requirements and that our credit facilities with our lenders will remain available to us.

On October 26, 2020, the Company entered into a Second Amended and Restated Note Purchase Agreement (the “Amended Note Purchase Agreement”) and a Second Amended and Restated 12% Senior Secured Note due September 30, 2022, or the Jackson Note, with Jackson Investment Group (“Jackson”), which amended and restated our Existing Note Purchase Agreement, as amended.  The Amended Note Purchase Agreement refinanced an aggregate of $35.7 million of debt provided by Jackson pursuant to the Existing

Note Purchase Agreement and the Existing Jackson Notes. The entire outstanding principal balance of the Jackson Notes shall be due and payable on September 30, 2022. For more information, see Note 13.

The Amended Note Purchase Agreement includes certain financial customary covenants and the Company has had in prior periods had instances of non-compliance. As of September 26, 2020, any non-compliance of the covenants were waived with the refinancing. Management has historically been able to obtain from Jackson waivers of any non-compliance however, there can be no assurance that the Company will be able to obtain such waivers, and should Jackson refuse to provide a waiver in the future, the outstanding debt under the Amended Note Purchase Agreement could become due immediately, which exceeds our current cash balance.

During Q3 2020 and on October 26, 2020, the Company and certain domestic subsidiaries of the Company entered into amendments to the Credit and Security Agreement, dated as of April 8, 2015, as amended (the “Credit and Security Agreement”), with MidCap Funding X Trust, as successor-by-assignment to MidCap Financial Trust (“MidCap”) to extend the maturity date of the facility from August 8, 2020 to September 1, 2022. For more information, see Note 13.

As discussed further below under COVID-19, during the second quarter of 2020 the Company received funds under the Payroll Protection Program (“PPP”) amounting to $19,395. While such amounts could be forgiven under the terms of the PPP, there can be no assurance that forgiveness will be granted. As of September 26, 2020, the short-term balance of amounts due under the PPP loan exceed our current cash balance.

Going concern

The accompanying financial statements have been prepared in conformity with GAAP, which contemplate continuation of the Company as a going concern. The Company’s debt obligations and certain unsecured payments associated with historical acquisitions are due in the next 12 months, and the Company’s debt obligations with Jackson and MidCap may become due on demand due to certain covenant violations discussed above, which are in excess of cash and cash equivalents on hand. Historically, the Company has funded such payments either through cash flow from operations or the raising of capital through additional debt or equity. If the Company is unable to obtain additional capital, such payments may not be made on time.

The Novel Coronavirus Disease 2019 (“COVID-19”), is impacting worldwide economic activity, and activity in the United States and the United Kingdom where the Company’s operations are based. The nature of work of the contractors the Company supports mostly are on the site of the Company’s clients.  As a result, the Company is subject to the plans and approaches of the Company’s clients to work during this period.  This includes whether they support remote working when they have decided to close their facilities.  To the extent that the Company’s clients have decided to or are required to close their facilities or not permit remote work when they decide to close facilities, the Company would no longer generate revenue and profit from that client. In addition, in the event that the Company’s clients’ businesses suffer or close as a result of the COVID-19 pandemic, the Company may experience decline in its revenue or write-off of receivables from such clients. During the quarter ended September 26, 2020, the Company recognized a write-off of receivables amounting to approximately $900 as a result of a customer’s business closure. Developments such as social distancing and shelter-in-place directives have impacted the Company’s ability to deploy its staffing workforce effectively thereby impacting contracts with customers in the Company’s Commercial Staffing and Professional Staffing business streams where the Company has seen declines of approximately 17% in revenues during the third quarter of 2020 as compared with the first quarter of 2020; however, compared to the second quarter of 2020, the Company has seen 12% increases in revenues. Compared to Q3 2019 YTD, the Company has seen declines of approximately 30% in revenues during Q3 2020 YTD. Such government-imposed precautionary measures may have been relaxed in certain countries or states, but there is no assurance that more strict measures will be put in place again due to a resurgence in COVID-19 cases. Therefore, the ongoing COVID-19 pandemic may continue to affect the Company’s operation and to disrupt the marketplace in which the Company operates and may negatively impact its sales in fiscal year 2020 and the Company’s overall liquidity. These factors combined with the uncertainty generated by the economic reaction to the COVID-19 pandemic raise substantial doubt about the Company’s ability to continue as a going concern.

Divesture of Business

On September 24, 2020, the Company and Staffing 360 Georgia, LLC d/b/a firstPRO, a wholly-owned subsidiary of the Company (the “Seller”), entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with FirstPro Recruitment, LLC (the “Buyer”), pursuant to which the Seller sold to the Buyer substantially all of the Seller’s assets used in or related to the operation or conduct of its professional staffing and recruiting business in Georgia (the “Assets,” and such sale, the “FirstPro Transaction”). The Buyer is a former employee of Staffing 360 Georgia, LLC d/b/a firstPRO.

In addition, the Buyer has agreed to assume certain liabilities related to the Assets. The purchase price in connection with the FirstPro Transaction was $3,300, of which (a) $1,220 was paid at closing (the “Initial Payment”) and (b) $2,080 was held in a separate escrow account (the “Escrow Funds”), which will be released upon receipt of the forgiveness of the Company’s PPP loan by the U.S. Small Business Administration (the “SBA”). In the event that all or any portion of the PPP Loan is not forgiven by the SBA, all or portion of the Escrow Funds will be used to repay any unforgiven portion of the PPP Loan in full. The FirstPro Transaction closed on September 24, 2020. In September, the Company submitted the PPP Loan forgiveness applications to the SBA. As of the date of this quarterly report, the PPP Loans have not been approved for forgiveness, and there is no guarantee that all or portion of the PPP Loan will be forgiven. The consideration of $3,300 is presented as restricted cash in the Company’s consolidated balance sheet as of September 26, 2020 due to the escrow arrangement and restrictions set forth by Jackson.

The Asset Purchase Agreement contains non-competition and non-solicitation provisions customary for agreements of this type. In addition, under the terms of the Asset Purchase Agreement, the Company has agreed to indemnify the Buyer against certain liabilities, subject to certain conditions and limitations as set forth in the Asset Purchase Agreement.

In connection with execution of the Asset Purchase Agreement, the Company and certain of its subsidiaries entered into a Consent Agreement (the “Consent”) with Jackson, a noteholder under the Existing Note Purchase Agreement. Under the terms of the Consent and the Certificate of Designation of the Company’s Series E Convertible Preferred Stock (the “Series E Preferred Stock”), in consideration for Jackson’s consent to the FirstPro Transaction, the Initial Payment was used to redeem a portion of the Series E Preferred Stock subsequent to September 26, 2020, and the Escrow Funds, subject to the forgiveness of the PPP Loan discussed above, will be used to redeem a portion of the Series E Preferred Stock. On September 28, 2020, the Company redeemed 1,300 shares of Base E Series E Preferred Stock for $1,300, as such there is currently 11,700 shares of Base Series E Preferred Stock outstanding.

To induce the Buyer to enter into the Asset Purchase Agreement, the Company also entered into a Transition Services Agreement with the Buyer, pursuant to which each party will provide certain transition services such as payrolling through to year end 2020 to minimize any disruption to the businesses of the Seller and the Buyer arising from the FirstPro Transaction.

COVID-19

The full impact of the COVID-19 pandemic continues to evolve as of the date of this quarterly report. As such, it is uncertain as to the full magnitude that the pandemic will have on the Company’s financial condition, liquidity, and future results of operations. Management is actively monitoring the impact of the global situation on its financial condition, liquidity, operations, industry, and workforce. Developments such as social distancing and shelter-in-place directives have impacted the Company’s ability to generate revenues. Given the daily evolution of the COVID-19 pandemic, including new information which may emerge concerning the severity of COVID-19 and the global responses to curb its spread and to treat its impact, the Company has seen a reduction in sales as a result of the COVID-19 pandemic; however the Company continues to take action to reduce the negative effects of the COVID-19 pandemic on its operations through various cost cutting initiatives including reductions to support personnel, temporary salary reductions, and elimination of other non-essential spend. Should the impact from the pandemic go on for an extended period of time, management has developed further plans to partially mitigate the impact of the pandemic.

On March 27, 2020, President Trump signed into law the “Coronavirus Aid, Relief, and Economic Security (CARES) Act.” The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property. It also appropriated funds for the SBA Paycheck Protection Program (“PPP”) loans that are forgivable in certain situations to promote continued employment, as well as Economic Injury Disaster Loans to provide liquidity to small businesses harmed by COVID-19.

On May 12, 2020, Monroe Staffing Services, LLC (“Monroe Staffing”), an indirect subsidiary of the Company, entered into a note (the “May 12 Note”) with Newton Federal Bank (the “Bank”), pursuant to the PPP of the CARES Act administered by the SBA. The principal amount of the May 12 Note is $10,000.

In accordance with the requirements of the CARES Act, the Company and Monroe Staffing (collectively, the “May 12 Note Borrowers”) used the proceeds from the May 12 Note in accordance with the requirements of the PPP to cover certain qualified expenses, including payroll costs, rent and utility costs. The May 12 Note Borrowers used the entire proceeds under the May 12 Note for such qualifying expenses. Interest accrues on the May 12 Note at the rate of 1.00% per annum. In September 2020, the May 12

Note Borrowers applied for forgiveness of the amount due under the May 12 Note, in an amount equal to $10,000. As the date of this quarterly report, the May 12 Note has not been approved for forgiveness, and there is no guarantee that all or portion of the May 12 Note will be forgiven.

Subject to any forgiveness under the PPP, the May 12 Note matures two years following the date of issuance of the May 12 Note and includes a period for the first six months during which time required payments of interest and principal are deferred. Beginning on the seventh month following the date of the May 12 Note, the May 12 Note Borrowers are required to make 18 monthly payments of principal and interest. The May 12 Note may be prepaid at any time prior to maturity. The May 12 Note provides for customary events of default, including, among others, those relating to breaches of obligations under the May 12 Note, including a failure to make payments, any bankruptcy or similar proceedings involving the May 12 Note Borrowers, and certain material effects on the May 12 Note Borrowers’ ability to repay the May 12 Note. The May 12 Note Borrowers did not provide any collateral or guarantees for the May 12 Note.

On May 20, 2020, Key Resources Inc. (“KRI”), Lighthouse Placement Services, LLC (“LH”) and Staffing 360 Georgia, LLC (“SG”), each a wholly owned direct or indirect subsidiary of the Company, entered into the following notes, each dated May 20, 2020, with the Bank, pursuant to the PPP of the CARES Act administered by the SBA. KRI entered into a note (the “KRI Note”) for the principal amount of approximately $5,443, LH entered into a note (the “LH Note”) for the principal amount of approximately $1,890, and SG entered into a note (the “SG Note,” and, together with the KRI Note and LH Note, the “May 20 Notes”) for the principal amount of approximately $2,062. The combined total of the May 20 Notes is approximately $9,395.

In accordance with the requirements of the CARES Act, the Company, KRI, LH and SG (collectively, the “May 20 Note Borrowers”) intends to use the proceeds from the May 20 Notes in accordance with the requirements of the PPP to cover certain qualified expenses, including payroll costs, rent and utility costs. Interest accrues on each of the May 20 Notes at the rate of 1.00% per annum. The May 20 Note Borrowers may apply for forgiveness of the amount $9,395 due under the May 20 Notes, in an amount equal to the sum of qualified expenses under the PPP. The May 20 Note Borrowers intend to use the entire proceeds under the May 20 Notes for such qualifying expenses. As the date of this quarterly report, the May 20 Note has not been approved for forgiveness, and there is no guarantee that all or portion of the May 20 Note will be forgiven. In the event that all or any portion of the May 20 Note is not forgiven by the SBA, all or portion of the Escrow Funds will be used to repay any unforgiven portion of the SG Note in full. For more information on the Escrow Funds, see “—Divestiture of Business” herein.

Subject to any forgiveness under the PPP, each of the May 20 Notes mature two years following the date of issuance of the May 20 Notes and include a period for the first six months during which time required payments of interest and principal are deferred. Beginning on the seventh month following the date of each of the May 20 Notes, the May 20 Note Borrowers are required to make 18 monthly payments of principal and interest.  The May 20 Notes may be prepaid at any time prior to maturity. The May 20 Notes provide for customary events of default, including, among others, those relating to breaches of obligations under the May 20 Notes, including a failure to make payments, any bankruptcy or similar proceedings involving the Borrowers, and certain material effects on the Borrowers’ ability to repay the May 20 Notes. The May 20 Note Borrowers did not provide any collateral or guarantees for the May 20 Notes.

Based upon these payment terms the Company has recognized $10,775 of the PPP Loan as a short-term obligation and $8,620 as long term.

The application for these funds required the Company to certify in good faith that the current economic uncertainty made the loan request necessary to support the ongoing operations of the Company. This certification further required the Company to take into account the Company’s current business activity and its ability to access other sources of liquidity sufficient to support ongoing operations in a manner that is not significantly detrimental to the business. The Company made this good faith assertion based upon the adverse impact the COVID-19 pandemic had on the Company’s business and the degree of uncertainty introduced to the capital markets. While the Company has made this assertion in good faith based upon all available guidance, management will continue to assess their continued qualification if and when updated guidance is released by the Treasury Department.

All or a portion of the PPP Loan may be forgiven by the SBA upon application by the Company beginning 60 days but not later than 120 days after loan approval and upon documentation of expenditures in accordance with the SBA requirements. Under the CARES Act, loan forgiveness is available for the sum of documented payroll costs, covered rent payments, covered mortgage interest and covered utilities during the eight-week period beginning on the date of loan approval. For purposes of the CARES Act, payroll costs exclude compensation of an individual employee in excess of $100, prorated annually. Not more than 40% of the forgiven amount may be for non-payroll costs. Forgiveness is reduced if full-time headcount declines, or if salaries and wages for employees with salaries of $100 or less annually are reduced by more than 25%. The ultimate forgiveness of the PPP loan is also predicated upon regulatory authorities concurring with management’s good faith assessment that the current economic uncertainty made the loan request necessary to support ongoing operations. If, despite the Company’s good-faith belief that given the circumstances the Company satisfied all eligibility requirements for the PPP Loan, the Company is later determined to have violated any applicable laws or regulations or it is otherwise determined that the Company was ineligible to receive the PPP Loan, the Company may be required to repay the PPP Loan in its entirety and/or be subject to additional penalties. In the event the PPP Loan, or any portion thereof, is forgiven pursuant to the PPP, the amount forgiven is applied to outstanding principal. The Company has applied for loan forgiveness and waiting for notification from the SBA.

Effective March 27, 2020, the Company is deferring Federal Insurance Contributions Act taxes under the CARES Act section 2302. Payment of these tax deferrals are delayed to December 31, 2021 and December 31, 2022.

Goodwill

Goodwill relates to amounts that arose in connection with various acquisitions and represents the difference between the purchase price and the fair value of the identifiable intangible and tangible net assets when accounted for using the purchase method of accounting. Goodwill is not amortized, but it is subject to periodic review for impairment. Events that would indicate impairment and trigger an interim impairment assessment include, but are not limited to, current economic and market conditions, a decline in the equity value of the business, a significant adverse change in certain agreements that would materially affect reported operating results, business climate or operational performance of the business and an adverse action or assessment by a regulator.

In accordance with ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350) Testing Goodwill for Impairment, or ASU 2011-08, the Company is required to review goodwill by reporting unit for impairment at least annually or more often if there are indicators of impairment present. A reporting unit is either the equivalent of, or one level below, an operating segment. The Company early adopted the provisions in ASU 2017-04, which eliminates the second step of the goodwill impairment test. As a result, the Company’s goodwill impairment tests include only one step, which is a comparison of the carrying value of each reporting unit to its fair value, and any excess carrying value, up to the amount of goodwill allocated to that reporting unit, is impaired.

The carrying value of each reporting unit is based on the assignment of the appropriate assets and liabilities to each reporting unit. Assets and liabilities were assigned to each reporting unit if the assets or liabilities are employed in the operations of the reporting unit and the asset and liability is considered in the determination of the reporting unit fair value.

The Company performed its annual goodwill impairment testing as of September 29, 2019 and no impairment was recognized.  In Q1 and Q3 2020, the Company determined that the COVID-19 outbreak is, and is continued impact on certain reporting units was a triggering event due to its this could impact on industry and market conditions, have negative effect on earnings and cash flows, and overall financial performance. The Company employed a combination of market approach (valuations using comparable company multiples) and income approach (discounted cash flow analysis) to derive the fair value of the reporting unit when performing its impairment testing. Volatility in the Company’s stock price can result in the net book value of the Company’s reporting units approximating, or even temporarily exceeding market capitalization, however, the fair value of the Company’s reporting units is driven solely by the market price of the Company’s common stock. As described above, fair value of the Company’s reporting units is derived using a combination of an asset approach, an income approach and a market approach. These valuation techniques consider several other factors beyond our market capitalization, such as the estimated future cash flows of our reporting units, the discount rate used to present value such cash flows and the market multiples of comparable companies. Changes to input assumptions used in the analysis could result in materially different evaluations of goodwill impairment.

The Company recognized an impairment with respect to its FirstPro reporting unit of $2,969 during the quarter ended March 28, 2020. The impairment resulted from a continued decline in that reporting unit’s revenue which experienced significant and prolonged declines as a result of the COVID-19 pandemic. To determine the impairment, the Company employed a combination of market approach (valuations using comparable company multiples), income approach (discounted cash flow analysis) and prevailing market conditions to derive the fair value of the reporting unit. Under ASU 2017-04, which the Company early adopted, the impairment amount represents the excess of the carrying value over the fair value of the reporting unit.

In Q3 2020, the Company determined that the continued impact of the COVID-19 pandemic is a triggering event for certain reporting units. The Company employed a combination of market approach (valuations using comparable company multiples) and income approach (discounted cash flow analysis) to derive the fair value of the reporting unit.

No impairments to goodwill were recognized during the quarter ended September 26, 2020, however, in the case of one reporting unit, the fair value exceeded the carrying value by a minimal percentage. This reporting unit has goodwill of $14.2 million and an estimated fair value that exceeds its carrying value by 2.4%. Goodwill for this reporting units should be considered at risk given the approximation of the estimated fair value to the carrying value of the reporting unit. In the assumptions utilized by management, declines to revenue are expected to continue in the fourth quarter of 2020 and then improve in future years with modest growth rates. Management has made assumptions regarding partial recovery from the COVID-19 pandemic in 2021 and 2022. The assumed discount rate utilized in the income approach model was considered to be commensurate with the estimation uncertainty for this reporting unit. If the assumptions utilized by management are not achieved and declines to operations are greater than anticipated in the fourth quarter of 2020 while failing to achieve growth in future periods as a result of the prolonged impact of COVID-19 pandemic an impairment to goodwill could be recorded and such amount could be material to the financial statements. A reduction in the projected long-term operating performance of this reporting unit, market declines, changes in discount rates or other conditions could result in a material impairment in the future.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, “Revenues from Contracts with Customers”, the core principle of which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services. To achieve this core principle, five basic criteria must be met before revenue can be recognized: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when or as the Company satisfies a performance obligation.

The Company accounts for revenues when both parties to the contract have approved the contract, the rights and obligations of the parties are identified, payment terms are identified, and collectability of consideration is probable. Payment terms and services offered vary by client.

The Company has primarily two main forms of revenue – temporary contractor revenue and permanent placement revenue.  Temporary contractor revenue is accounted for as a single performance obligation satisfied over time because the customer simultaneously receives and consumes the benefits of the Company’s performance on time based basis. The contracts stipulate weekly or monthly billing and the Company recognizes revenue when the performance is completed, based on the time incurred at the contractual rate as we have the right to payment in an amount that corresponds directly with the value of performance completed to date. Permanent placement revenue is recognized on the date the candidate’s full-time employment with the customer has commenced. The customer is invoiced on the start date, and the contract stipulates payment due under varying terms, typically 30 days. The contract with the customer may stipulate a guarantee period whereby the customer may be refunded if the employee is terminated within a short period of time, however this has historically been infrequent, and immaterial upon occurrence. As such, the Company’s performance obligations are satisfied upon commencement of the employment, at which point control has transferred to the customer. Revenues in Q3 2020 was comprised of $47,177 of temporary contractor revenue and $1,463 of permanent placement revenues compared with $63,821 and $3,499 for Q3 2019 of temporary contractor revenue and permanent placement revenues, respectively. Revenue in Q3 2020 YTD was comprised of $145,150 of temporary contractor revenue and $5,543 of permanent placement revenue, compared with $205,809 and $8,835 for Q3 2019 YTD, respectively. Refer to Note 10 for further details on breakdown by segments.

Reclassifications

We may make certain reclassifications to prior period amounts to conform with the current year’s presentation. These reclassifications did not have a material effect on our condensed consolidated statement of financial position, results of operations or cash flows.

Income Taxes

The Company’s provision for income taxes is based upon an estimated annual tax rate for the year applied to federal, state and foreign income. On a quarterly basis, the annual effective tax rate is adjusted, as appropriate, based upon changed facts and circumstances, if any, as compared to those forecasted at the beginning of the fiscal year and each interim period thereafter.

The Company’s effective tax rate may change from period to period based on recurring and non-recurring factors including the geographical mix of earnings, enacted tax legislation, state and local income taxes, and tax audit settlements.  The effective income tax rate was (4.28)%, 2.60%, (1.81)% and (11.16)% for the period ending Q3 2020, Q3 2019, Q3 2020 YTD and Q3 2019 YTD, respectively.

Foreign Currency

The Company recorded a non-cash foreign currency remeasurement gain (loss) of $442, $(467), $(348) and $(484) in Q3 2020, Q3 2019, Q3 2020 YTD and Q3 2019 YTD, respectively, associated with its U.S dollar denominated intercompany note.

Recent Accounting Pronouncements

On December 31, 2019, the FASB issued ASC 2019-12 “Income Taxes: Simplifying the Accounting for Income Taxes” (Topic 740). The amendments in this update simplify the accounting for income taxes by removing the certain exceptions. For public business entities, the amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of the amendments is permitted, including adoption in any interim period for (1) public business entities for periods for which financial statements have not yet been issued and (2) all other entities for periods for which financial statements have not yet been made available for issuance. An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, an entity that elects early adoption must adopt all the amendments in the same period. The Company will adopt the guidance when it becomes effective.

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASU 2016-13”). This standard requires an impairment model (known as the current expected credit loss (“CECL”) model) that is based on expected losses rather than incurred losses. Under the new guidance, each reporting entity should estimate an allowance for expected credit losses, which is intended to result in more timely recognition of losses. This model replaces multiple existing impairment models in current U.S. GAAP, which generally requires a loss to be incurred before it is recognized. The new standard applies to trade receivables arising from revenue transactions such as contract assets and accounts receivable. Under ASC 606, revenue is recognized when, among other criteria, it is probable that an entity will collect the consideration it is entitled to when goods or services are transferred to a customer. When trade receivables are recorded, they become subject to the CECL model and estimates of expected credit losses on trade receivables over their contractual life will be required to be recorded at inception based on historical information, current conditions, and reasonable and supportable forecasts. This guidance is effective for smaller reporting companies for annual periods beginning after December 15, 2022, including the interim periods in the year. Early adoption is permitted. The Company will adopt the guidance when it becomes effective.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

These consolidated financial statements and related notes are presented in accordance with generally accepted accounting principles in the United States (“GAAP”), expressed in U.S. dollars. All amounts are in thousands, except share and par values, unless otherwise indicated.

The accompanying consolidated financial statements reflect all adjustments including normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with the GAAP. All significant intercompany balances and transactions have been eliminated in consolidation.

Change of Year End

On February 28, 2017, the board of directors (the “Board”) approved the change of the Company’s fiscal year end from May 31 to a 52-53-week year ending on the Saturday closest to the 31st of December, effective December 31, 2016. On April 12, 2017, the company filed a transition report (“Transition Report”), Form 10-K/T, for the period from June 1, 2016 through December 31, 2016, (“Transition Period”). Following that Transition Report, we will file annual reports for each twelve-month period ending the Saturday closest to December 31. This report is for the period from December 30, 2018 to December 28, 2019, “Fiscal 2019”. The prior year’s report was for the period from December 31, 2017 to December 29, 2018, “Fiscal 2018”.

Liquidity

The accompanying financial statements do not include any adjustments or classifications that may result from the possible inability of the Company to continue as a going concern. The accompanying financial statements have been prepared on a basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements as of the year ended December 28, 2019, the Company has an accumulated deficit of $76,537 and a working capital deficit of $55,353. At December 28, 2019, we had total debt of $39,313 and $1,196 of cash on hand. We have historically met our cash needs through a combination of cash flows from operating activities, term loans, promissory notes, bonds, convertible notes, private placement offerings and sales of equity. Our cash requirements are generally for operating activities and debt repayments

The financial statements included in this annual report have been prepared assuming that we will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. Significant assumptions underlie this belief, including, among other things, that there will be no material adverse developments in our business, liquidity, capital requirements and that our credit facilities with our lenders will remain available to us.

Further, our note issued to Jackson Investment Group LLC (“Jackson”) includes certain financial customary covenants and the Company has had instances, including as of the year ended December 28, 2019, of non-compliance. Management has historically been able to obtain from Jackson waivers of any non-compliance, including as of December 28, 2019, and management expects to continue to be able to obtain necessary waivers in the event of future non-compliance; however, there can be no assurance that the Company will be able to obtain such waivers, and should Jackson refuse to provide a waiver in the future, the outstanding debt under the agreement could become due immediately, which exceeds our current cash balance.

Due to substantial doubt about the Company’s ability to continue as a going concern, the Company was not in compliance with its covenant with MidCap for the period ended December 28, 2019, as such amounts due are callable by the lender which exceeds our current cash balance. On May 8, 2020, the Company received a notice from Midcap that they would currently not pursue available rights and remedies but reserve the right to do so at a later date

Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern. The Company’s debt obligations and an unsecured payment associated with a historical acquisition are due in the next 12 months, and in the case our debt obligations with Jackson and MidCap Funding X Trust are due on demand due to certain covenant violations discussed above, which are in excess of cash and cash equivalents on hand. Historically, the Company has funded such payments either through cash flow from operations or the raising of capital through additional debt or equity. If the Company is unable to obtain additional capital, such payments may not be made on time.

The Novel Coronavirus Disease 2019 (“COVID-19”), is impacting worldwide economic activity, and activity in the United States and the United Kingdom where our operations are based. The nature of work of the contractors we support mostly are on the site of our clients.  As a result, we are subject to the plans and approaches of our clients to work during this period.  This includes whether they support remote working when they have decided to close their facilities.  To the extent that our clients have decided to or are required to close their facilities or not permit remote work when they decide to close facilities, we would no longer generate revenue and profit from that client.  Developments such as social distancing and shelter-in-place directives have impacted the Company’s ability to deploy its staffing workforce effectively thereby impacting contracts with customers in the Company’s Commercial Staffing and Professional Staffing business streams where we have seen declines in revenues during the months of March and April 2020. While expected to be temporary, prolonged workforce disruptions can negatively impact sales in fiscal year 2020 and the Company’s overall liquidity.

These factors combined with the uncertainty generated by the economic reaction to the COVID-19 pandemic raise substantial doubt about the Company’s ability to continue as a going concern.

The full impact of the COVID-19 outbreak continues to evolve as of the date of this report. As such, it is uncertain as to the full magnitude that the pandemic will have on the Company’s financial condition, liquidity, and future results of operations. Management is actively monitoring the impact of the global situation on its financial condition, liquidity, operations, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, the Company is not able to estimate the effects of the COVID-19 outbreak on its results of operations, financial condition, or liquidity for fiscal year 2020.

On March 27, 2020, President Trump signed into law the “Coronavirus Aid, Relief, and Economic Security (CARES) Act.” The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property. It also appropriated funds for the SBA Paycheck Protection Program loans that are forgivable in certain situations to promote continued employment, as well as Economic Injury Disaster Loans to provide liquidity to small businesses harmed by COVID-19. The Company has applied for such funds and there is no assurance that the Company is eligible for these funds or will be able to obtain them.

Effective March 27, 2020, Company is deferring Federal Insurance Contributions Act (“FICA”) taxes under the CARES Act section 2302. Payment of these tax deferrals are delayed to December 31, 2021 and December 31, 2022.

The Company continues to examine the impact that the CARES Act may have on our business. Currently, the Company is unable to determine the impact that the CARES Act will have on its financial condition, results of operations, or liquidity. The Company is, additionally, reviewing all of the available stimulus options in support of its UK business that have been implemented by the UK government including, but not limited to, furloughing of staff at the UK Government’s expense.

Acquisitions

Clement May Acquisition

On June 28, 2018, the Company and Staffing 360 Solutions Limited (formerly known as Longbridge Recruitment 360 Limited), a wholly-owned subsidiary of the Company, entered into share purchase agreements (“Share Purchase Agreements”) to acquire all of the share capital of Clement May Limited (“CML”). Consideration for the acquisition of all the shares was (i) an aggregate cash payment of £1,550 ($2,047), (ii) 15,000 shares of the Company’s common stock, (iii) an earn-out payment of up to £500, the amount to be calculated and paid on or around December 28, 2019 pursuant to the Share Purchase Agreement, and (iv) deferred consideration of £350, to be paid on or around June 28, 2019, depending on the satisfaction of certain conditions set forth in that Share Purchase Agreement. To finance the above acquisition, the Company entered into a term loan with HSBC Bank plc. The Company paid deferred consideration of £350 ($444) on June 26, 2019. The earnout payment of £500 ($656) was fully paid in December 2019.

Key Resources Inc. Acquisition

On August 27, 2018, the Company and Monroe Staffing Services, LLC (“Monroe Staffing”), an indirect wholly-owned subsidiary of the Company, entered into a share purchase agreement with Pamela D. Whitaker (“Seller”), pursuant to which the Seller sold 100% of the common shares of Key Resources Inc. (“KRI”) to Monroe Staffing (the “KRI Transaction”).

The KRI Transaction closed simultaneously with the signing of the share purchase agreement. The purchase price in connection with the KRI Transaction was approximately $12,163, of which (a) approximately $8,109 was paid to the Seller at closing, (b) up to approximately $2,027 is payable as earnout consideration to the Seller on August 27, 2019 and (c) up to $2,027 is payable as earnout consideration to the Seller on August 27, 2020.  The payment of the earnout consideration is contingent on KRI’s achievement of certain trailing gross profit amounts.

To finance the KRI Transaction, the Company entered into an agreement with Jackson Investment Group, LLC (“Jackson”) on August 27, 2018, pursuant to which the note purchase agreement dated as of September 15, 2017 was amended to add an additional senior debt investment of approximately $8,428. On September 11, 2019, the Company entered into an amended agreement with the seller to delay the payment of the first year earnout of $2,027 until no later than February 27, 2020. For each full calendar month beyond August 27, 2019, that such payment is delayed, the Company shall pay the seller interest in the amount of $10 with the first such payment of interest due on September 30, 2019.  In addition, the amended agreement was further amended to change the due date for the second year earnout payment of $2,027 from August 27, 2020, to February 27, 2020. The seller of KRI, Pamela D. Whitaker (“Whitaker”) has filed a lawsuit against the Company asserting claims for breach of contract and declaratory judgment against the Company due under a share purchase agreement and is seeking $4,054 in alleged damages. While the Company had recognized the liability for the earnout consideration of $4,054 due to Whitaker, within current liabilities as of December 28, 2019, in February 2020, the Company filed an action against Whitaker for breach of contract which more than approximates the earnout consideration recognized. The Company paid interest of $30 in Fiscal 2019 and $40 subsequent to Fiscal 2019 year end.

PeopleServe Disposition

On June 6, 2018, the Company divested the stock of PeopleServe Inc., and PeopleServe PRS, Inc. for total consideration of $1,502. The Company recorded a gain of $238 from the sale of the business.

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from its estimates. To the extent there are material differences between estimates and the actual results, future results of operations will be affected. Significant estimates for Fiscal 2019 and Fiscal 2018 include the valuation of intangible assets, including goodwill, liabilities associated with earn-out obligations, testing long-lived assets for impairment and valuation reserves against deferred tax assets.

Revenue Recognition

On December 31, 2017, the Company adopted the new accounting standard ASC 606, Revenue from Contracts with Customers for all open contracts and related amendments as of December 31, 2017 using the modified retrospective method.  The adoption had no impact to the reported results. Results for reporting periods beginning after December 31, 2017 are presented under ASC 606, while the comparative information will not be restated and will continue to be reported under the accounting standards in effect for those periods.

The Company recognizes revenue in accordance with ASC 606, the core principle of which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services. To achieve this core principle, five basic criteria must be met before revenue can be recognized: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when or as the Company satisfies a performance obligation.

The Company accounts for revenues when both parties to the contract have approved the contract, the rights and obligations of the parties are identified, payment terms are identified, and collectability of consideration is probable. Payment terms vary by client and the services offered.

The Company has primarily two main forms of revenue – temporary contractor revenue and permanent placement revenue.  Temporary contractor revenue is accounted for as a single performance obligation satisfied over time because the customer simultaneously receives and consumes the benefits of the Company’s performance on an hourly basis. The contracts stipulate weekly billing and the Company has elected the “as invoiced” practical expedient to recognize revenue based on the hours incurred at the contractual rate as we have the right to payment in an amount that corresponds directly with the value of performance completed to date. Permanent placement revenue is recognized on the date the candidate’s full-time employment with the customer has commenced. The customer is invoiced on the start date, and the contract stipulates payment due under varying terms, typically 30 days. The contract with the customer stipulates a guarantee period whereby the customer may be refunded if the employee is terminated within a short period of time, however this has historically been infrequent, and immaterial upon occurrence. As such, the Company’s performance obligations are satisfied upon commencement of the employment, at which point control has transferred to the customer. Revenue in Fiscal 2019 was comprised of $266,974 of temporary contractor revenue and $11,504 of permanent placement revenue, compared with $250,416 and $10,510 for Fiscal 2018, respectively. Refer to Note 13 for further details on breakdown by segments.

Taxes Collected from Customers and Remitted to Governmental Agencies

The Company records taxes on customer transactions due to governmental agencies as a receivable and a liability on the consolidated balance sheets. Sales taxes are recorded net on the consolidated statement of operations.

Advertising Costs

Costs for advertising are expensed when incurred. Advertising expenses for the Company were $1,365 and $1,332 for Fiscal 2019 and Fiscal 2018, respectively.

Legal Contingencies and Expenses

From time to time, the Company may become involved in various claims, disputes and legal or regulatory proceedings that arise in the ordinary course of business and relate to contractual and other obligations. The Company assesses its potential contingent and other liabilities by analyzing its claims, disputes and legal and regulatory matters using all available information and developing its views on estimated losses in consultation with its legal and other advisors. The Company determines whether a loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. If the contingency is not probable or cannot be reasonably estimated, disclosure of the contingency shall be made when there is at least a reasonable possibility that a loss may be incurred. Expenses associated with legal contingencies are expensed as incurred.

Restructuring Charges

The Company records a liability for significant costs associated with exit or disposal activities, including lease termination costs, certain employee severance costs associated with formal restructuring plans, facility closings or other similar activities and related asset impairments, when the liability is incurred.

The determination of when the Company accrues for severance and related costs depends on whether the termination benefits are provided under a one-time benefit arrangement or under an ongoing benefit arrangement. Where the Company has either a formal severance plan or a history of consistently providing severance benefits representing a substantive plan, it recognizes severance costs when they are both probable and estimable. Costs associated with restructuring actions that include one-time severance benefits are only recorded once a liability has been incurred, including when management with the proper level of authority has committed to a restructuring plan and the plan has been communicated to employees. These charges are included in operational restructuring and other charges on the consolidated statements of operations. Other charges include knowledge transfer costs directly related to the restructuring initiatives and are expensed as incurred.

The Briand Separation Agreement

Matthew Briand, the Company’s former employee, board member and officer, resigned from his positions with the Company and subsidiaries. The Company entered into an agreement (the “Briand Separation Agreement”) with Mr. Briand dated December 21, 2017, with an effective date (“Separation Date”) of January 31, 2018, pursuant to which Mr. Briand may provide advisory services, if requested by the Company, through the effective date. The Company paid approximately $190 and $690 in Fiscal 2019 and Fiscal 2018, respectively, to Mr. Briand, in full settlement of his separation agreement.

The Faiman Separation Agreement

On September 11, 2019, David Faiman, the Company’s Chief Financial Officer, and the Company entered into an agreement whereby Mr. Faiman agreed to transition his position and responsibilities with the Company (“Faiman Separation Agreement”), and Mr. Faiman’s Employment Agreement, dated February 5, 2016, was terminated.

Under the terms of the Faiman Separation Agreement, Mr. Faiman will continue as the Company’s Chief Financial Officer, including acting as the Company’s principal financial officer, for a period lasting until the earlier of (i) December 31, 2019 and (ii) either (a) such date that is a reasonable time, as determined by the Company, prior to the commencement of a new position by Mr. Faiman, or (b) upon the Company’s termination of Mr. Faiman’s obligation to provide transition services for Cause.

Pursuant to the Faiman Separation Agreement, Mr. Faiman will be entitled to receive, among other things, (i) pay in an amount equal to his base salary through the separation date, payable in equal installments in accordance with the Company’s normal payroll policies, (ii) continuation of Mr. Faiman’s current Company-sponsored employee benefits through the separation date, (iii) accelerated vesting of any outstanding equity awards held by Mr. Faiman and the elimination of any obligations to forfeit such awards upon the termination of Mr. Faiman’s employment (provided that no award shall be extended beyond its original term) and (iv) a positive reference from the management of the Company. Effective January 1, 2020, Mr. Faiman was no longer with the Company. The Company has recognized approximately $190 in severance costs related to Mr. Faiman and has paid 91 subsequent to year end in 2020.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with original maturities of three months or less when acquired, to be cash equivalents.  Cash and cash equivalents held at financial institutions may at times exceed federally insured amounts. We believe we mitigate such risk by investing in or through major financial institutions. The Company had no cash equivalents at the end of Fiscal 2019 or Fiscal 2018.

Accounts Receivable

Accounts receivable are presented net of an allowance for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, a customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after all efforts to collect have been exhausted. As of the end of Fiscal 2019 and the Fiscal 2018, the Company had an allowance for doubtful accounts of $210 and $248, respectively.

Income Taxes

The Company utilizes Accounting Standards Codification (“ASC”) Topic 740, “Accounting for Income Taxes,” which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company applies the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes”, which provides clarification related to the process associated with accounting for uncertain tax positions recognized in the financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of the date of this filing, the Company is current on all corporate, federal and state tax returns. The Company’s policy is to record interest and penalties related to unrecognized tax benefits as income tax expense.

Foreign Currency Translation

Assets and liabilities of subsidiaries operating in foreign countries are translated into U.S. dollars using the exchange rate in effect at the balance sheet date and equity is translated at historical rate. Results of operations are translated using average exchange rates. The effects of exchange rate fluctuations on translating foreign currency assets and liabilities into U.S. dollars are included in a separate component of stockholders’ equity (accumulated other comprehensive income), while gains and losses resulting from foreign currency transactions are included in operations.

Deferred Financing Costs

Costs incurred in connection with obtaining certain financing are deferred and amortized on an effective interest method basis over the term of the related obligation. In accordance with Accounting Standards Update (“ASU”) 2015-03, “Imputation of Interest – Simplifying the Presentation of Debt Issuance Costs”, debt issuance costs related to a recognized debt liability are presented in the balance sheet as a direct deduction from the debt liability, consistent with the presentation of a debt discount.

Business Combinations

In accordance with ASC 805, “Business Combinations”, the Company records acquisitions under the purchase method of accounting, under which the acquisition purchase price is allocated to the assets acquired and liabilities assumed based upon their respective fair values. The Company utilizes management estimates and, in some instances, may retain the services of an independent third-party valuation firm to assist in determining the fair values of assets acquired, liabilities assumed and contingent consideration granted. Such estimates and valuations require us to make significant assumptions, including projections of future events and operating performance.

Fair Value of Financial Instruments

In accordance with ASC 820, “Fair Value Measurements and Disclosures”, the Company measures and accounts for certain assets and liabilities at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, and establishes a framework for measuring fair value and standards for disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities
Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

There were no Level 1or 2 assets or liabilities or Level 3 assets in any period. The Company’s Level 3 liabilities were its warrants issued to Jackson and contingent consideration in connection with acquisitions. The Company had accounted for the warrants issued to Jackson as a liability under ASC 815-40 due to certain anti-dilution protection provisions. On April 25, 2018, the Company and Jackson amended the Warrant to remove the anti-dilution clauses. No economic terms were adjusted. These clauses were the basis for recording the warrants as a liability. Therefore, upon execution of this amendment, the Company recorded a mark-to-market gain and reclassed the remaining liability to Additional paid-in capital. The Company recorded a change in fair value of the warrant liability of $0 and $879 in Fiscal 2019 and Fiscal 2018, respectively.

The table below represents a rollforward of the Level 3 warrant liability and contingent consideration:

Contingent Consideration
Balance at December 30, 2017	$5,029
CBS Butler earnout adjustment	(146)
CBS Butler interest accretion	682
KRI deferred consideration	3,531
Clement May earnout	635
Balance at December 29, 2018	$9,731
CBS Butler earnout payment	(3,930)
CBS Butler gain on settlement of earnout	(1,077)
KRI deferred consideration	408
Clement May earnout	(656)
Change in fair value	(537)
Balance at December 28, 2019	$3,939

Cash is considered to be highly liquid and easily tradable and therefore classified as Level 1 within our fair value hierarchy.

ASC 825-10-25, “Fair Value Option” expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value. The Company did not elect the fair value options for any of its qualifying financial instruments.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization is computed on the straight-line method over the estimated useful lives for each category as follows:

Computers	3-5 years
Computer equipment	3-5 years
Network equipment	3-5 years
Software	3-5 years
Office equipment	3-7 years
Furniture and fixtures	3-7 years
Leasehold improvements	3-5 years

Amortization of leasehold improvements is computed using the straight-line method over the shorter of the life of the lease or the estimated useful life of the assets. Maintenance and repairs are charged to expense as incurred. Major improvements are capitalized.

At the time of retirement or disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any gains or losses are reflected in Other income/(expenses).

Long-Lived Assets

In accordance with ASC 360 “Property, Plant, and Equipment”, the Company periodically reviews its long-lived assets, including intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable.  The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows will not be sufficient to recover an asset’s carrying amount.  The amount of impairment is measured as the difference between the estimated fair value and the book value of the underlying asset.

Goodwill

Goodwill relates to amounts that arose in connection with various acquisitions and represents the difference between the purchase price and the fair value of the identifiable intangible and tangible net assets when accounted for using the purchase method of accounting. Goodwill is not amortized, but it is subject to periodic review for impairment. Events that would indicate impairment and trigger an interim impairment assessment include, but are not limited to, current economic and market conditions, a decline in the equity value of the business, a significant adverse change in certain agreements that would materially affect reported operating results, business climate or operational performance of the business and an adverse action or assessment by a regulator.

In accordance with ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350) Testing Goodwill for Impairment, or ASU 2011-08, the Company is required to review goodwill by reporting unit for impairment at least annually or more often if there are indicators of impairment present. A reporting unit is either the equivalent of, or one level below, an operating segment. The Company early adopted the provisions in ASU 2017-04, which eliminates the second step of the goodwill impairment test. As a result, the Company’s goodwill impairment tests include only one step, which is a comparison of the carrying value of each reporting unit to its fair value, and any excess carrying value, up to the amount of goodwill allocated to that reporting unit, is impaired.

The carrying value of each reporting unit is based on the assignment of the appropriate assets and liabilities to each reporting unit. Assets and liabilities were assigned to each reporting unit if the assets or liabilities are employed in the operations of the reporting unit and the asset and liability is considered in the determination of the reporting unit fair value.

Convertible Instruments

The Company evaluates and accounts for conversion options embedded in its convertible instruments in accordance with ASC 815, “Derivative and Hedging”.

Accounting standards generally provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur, and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.  Professional standards also provide an exception to this rule when the host instrument is deemed to be conventional as defined under professional standards as “The Meaning of Conventional Convertible Debt Instrument.”

The Company accounts for convertible instruments (when it has determined that the embedded conversion options should not be bifurcated from their host instruments) in accordance with professional standards when “Accounting for Convertible Securities with Beneficial Conversion Features,” as those professional standards pertain to “Certain Convertible Instruments.” Accordingly, the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Original issue discounts (“OID”) under these arrangements are amortized over the term of the related debt to their earliest date of redemption. The Company also records when necessary deemed dividends for the intrinsic value of conversion options embedded in preferred shares based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note.

ASC 815-40 provides that, among other things, generally, if an event is not within the entity’s control and could require net cash settlement, then the contract shall be classified as an asset or a liability.

Stock-Based Compensation

The Company accounts for stock-based instruments issued to employees in accordance with ASC Topic 718, “Compensation – Stock Compensation”, which requires companies to recognize in the statement of operations the grant-date fair value of stock options and other equity based compensation issued to employees. The Company accounts for non-employee share-based awards in accordance with ASC Topic 505-50, “Equity-Based Payments to Non-Employees”.

Recent Accounting Pronouncements

On December 31, 2017, the Company adopted the new accounting standard ASC 606, Revenue from Contracts with Customers for all open contracts and related amendments as of December 31, 2017 using the modified retrospective method. The adoption had no impact to the reported results. Results for reporting periods beginning after December 31, 2017 are presented under ASC 606, while the comparative information will not be restated and will continue to be reported under the accounting standards in effect for those periods.

The Company recognizes revenue in accordance with ASC 606, the core principle of which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services. To achieve this core principle, five basic criteria must be met before revenue can be recognized: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when or as the Company satisfies a performance obligation.

The Company accounts for revenues when both parties to the contract have approved the contract, the rights and obligations of the parties are identified, payment terms are identified, and collectability of consideration is probable. Payment terms vary by client and the services offered.

The Company has primarily two main forms of revenue – temporary contractor revenue and permanent placement revenue. Temporary contractor revenue is accounted for as a single performance obligation satisfied over time because the customer simultaneously receives and consumes the benefits of the Company’s performance on an hourly basis. The contracts stipulate weekly billing and the Company has elected the “as invoiced” practical expedient to recognize revenue based on the hours incurred at the contractual rate as we have the right to payment in an amount that corresponds directly with the value of performance completed to date. Permanent placement revenue is recognized on the date the candidate’s full-time employment with the customer has commenced. The customer is invoiced on the start date, and the contract stipulates payment due under varying terms, typically 30 days. The contract with the customer stipulates a guarantee period whereby the customer may be refunded if the employee is terminated within a short period of time, however this has historically been infrequent, and immaterial upon occurrence. As such, the Company’s performance obligations are satisfied upon commencement of the employment, at which point control has transferred to the customer.

In February 2016, the FASB issued ASU 2016-02, “Leases” (Topic 842).  The Company adopted this guidance effective December 30, 2018. Under the new provisions, all lessees will report a right-of-use asset and a liability for the obligation to make payments for all leases with the exception of those leases with a term of 12 months or less.  All other leases will fall into one of two categories: (i) Financing leases, similar to capital leases, which will require the recognition of an asset and liability, measured at the present value of the lease payments and (ii) Operating leases which will require the recognition of an asset and liability measured at the present value of the lease payments. Lessor accounting remains substantially unchanged with the exception that no leases entered into after the effective date will be classified as leveraged leases. For sale leaseback transactions, the sale will only be recognized if the criteria in the new revenue recognition standard are met. The new standard provides a number of optional practical expedients in transition. The Company has elected to apply the ‘package of practical expedients’ which allow us to not reassess i) whether existing or expired arrangements contain a lease, ii) the lease classification of existing or expired leases, or iii) whether previous initial direct costs would qualify for capitalization under the new lease standard. The Company has also elected to apply i) the practical expedient which allows us to not separate lease and non-lease components, and (2) the short-term lease exemption for all leases with an original term of less than 12 months, for purposes of applying the recognition and measurements requirements in the new standard. The adoption of the new standard resulted in the recognition of additional lease liabilities of approximately $4,980, and right-of-use assets of approximately $4,888 as of December 28, 2019 related to the Company’s operating leases. The new standard did not have a material impact to the Company’s consolidated statement of operations or consolidated statement of cash flows.